Regulatory Capital, As Restated (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of Risk-Based Capital Ratios and Leverage Ratios by Minimum Regulatory Requirement

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements as of the dates indicated:

	Actual		Minimum Capital Requirement		Minimum Capital Requirement with Capital Buffer		Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2017
Tier 1 leverage ratio
Company	$88,599	8.71%	$40,675	4.0%	$40,675	4.000%	N/A	N/A
Bank	93,991	9.29%	40,488	4.0%	40,488	4.000%	50,610	5.0%
Common equity tier 1 capital ratio
Company	88,599	10.07%	39,578	4.5%	50,572	5.750%	N/A	N/A
Bank	93,991	10.74%	39,368	4.5%	50,304	5.750%	56,865	6.5%
Tier 1 risk-based capital ratio
Company	88,599	10.07%	52,771	6.0%	63,765	7.250%	N/A	N/A
Bank	93,991	10.74%	52,491	6.0%	63,427	7.250%	69,988	8.0%
Total risk-based capital ratio
Company	94,285	10.72%	70,361	8.0%	81,355	9.250%	N/A	N/A
Bank	99,677	11.39%	69,988	8.0%	80,924	9.250%	87,485	10.0%

December 31, 2016
Tier 1 leverage ratio
Company	$82,195	8.75%	$37,586	4.0%	$37,586	4.000%	N/A	N/A
Bank	85,963	9.16%	37,551	4.0%	37,551	4.000%	46,939	5.0%
Common equity tier 1 capital ratio
Company	82,195	10.83%	34,138	4.5%	38,879	5.125%	N/A	N/A
Bank	85,963	11.34%	34,098	4.5%	38,834	5.125%	49,253	6.5%
Tier 1 risk-based capital ratio
Company	82,195	10.83%	45,517	6.0%	50,259	6.625%	N/A	N/A
Bank	85,963	11.34%	45,464	6.0%	50,200	6.625%	60,619	8.0%
Total risk-based capital ratio
Company	86,585	11.41%	60,690	8.0%	65,431	8.625%	N/A	N/A
Bank	90,353	11.92%	60,619	8.0%	65,355	8.625%	75,774	10.0%